Lease obligations (Tables)	9 Months Ended
Sep. 30, 2025
Lease Obligations
Schedule of lease obligations

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending September 30:

2026	317
2027	98
2028	17
2029	18
2030	8
$458

Schedule of payments for lease obligations

The following table presents payments for lease obligations:

	For the three months		For the nine months
	ended September 30,		ended June 30,
	2025	2024	2025	2024

Principal payments	$81	$130	$253	$316
Interest payments	10	30	33	42
Short-term lease payments	77	60	219	197
	$168	$220	$505	$555